UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (50.26%)
Bank Debt (40.52%) (1)
Containers, Packaging and Glass (0.36%)
WinCup, Inc. Subordinated Promissory Note, 10% PIK, due 5/29/10
(Acquired 2/28/07, Amortized Cost $4,923,000) (2), (9)	$4,923,000	$4,726,080	0.36%

Diversified/Conglomerate Manufacturing (6.35%)
Revere Industries, LLC 2nd Lien Term Loan, LIBOR + 10%, due 6/14/11 (Acquired 12/14/05, Amortized Cost $42,196,000)	$42,196,000	42,406,980	3.27%
Vitesse Semiconductor Corp. 1st Lien Term Loan,
LIBOR + 4% Cash + 5% PIK, due 6/7/10
(Acquired 6/7/06, Amortized Cost $39,028,108)	$39,028,108	40,003,811	3.08%
Total Diversified/Conglomerate Manufacturing		82,410,791

Electronics (2.39%)
Isola USA Corp. 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, Amortized Cost $29,818,510)	$30,943,620	31,098,338	2.39%

Personal Transportation (8.49%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 9/23/05, Amortized Cost $55,417,211)	$56,261,128	56,894,065	4.38%
(Acquired 10/7/05, Amortized Cost $6,927,151)	$7,032,641	7,111,758	0.55%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $26,689,290)	$26,899,022	26,764,525	2.06%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $14,198,204)	$14,316,621	14,296,868	1.10%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,179,596)	$5,222,795	5,215,590	0.40%
Total Personal Transportation		110,282,806

Telecommunications (21.45%)
Casema Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16 (Acquired 10/3/06, Amortized Cost $45,063,222) - (Netherlands) (3)	€35,315,540	48,496,566	3.74%
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12 (Acquired 9/28/06, Amortized Cost $45,712,166) (2)	$45,712,166	49,545,131	3.82%
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11 (Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2)	$6,530,309	6,791,521	0.52%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11 (Acquired 3/1/06, Amortized Cost $28,060,237) (2)	$28,632,895	29,778,211	2.29%
Gores Ent Holdings, Inc. Senior Secured Note, LIBOR + 9.166%, due 2/22/11 (Acquired 3/1/06, Amortized Cost $24,269,566) (2)	$27,638,279	27,638,279	2.13%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12
(Acquired 7/31/06, Amortized Cost $29,497,942)	$30,908,002	32,762,482	2.52%
Interstate Fibernet, Inc. 1st Lien Senior Secured Note,
LIBOR + 8% Cash + 0.5% PIK, due 7/25/09
(Acquired 2/23/07, Amortized Cost $2,152,701)	$2,065,767	2,140,651	0.17%
Interstate Fibernet, Inc. 2nd Lien Senior Secured Note,
LIBOR + 7.75% Cash + 0.75% PIK, due 8/26/09
(Acquired 1/12/07, Amortized Cost $6,573,837)	$6,524,900	6,818,521	0.53%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Telecommunications (continued)
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $35,135,915)	$35,146,289	$35,475,785	2.73%
WildBlue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $37,069,331)	$38,818,840	39,012,934	3.00%
Total Telecommunications		278,460,081

Utilities (1.48%)
Hawkeye Renewables, LLC 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13 (Acquired 7/18/06, Cost $18,513,427)	$18,988,131	18,102,011	1.39%
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $3,872,764) (4)	$34,463,939	1,152,828	0.09%
Total Utilities		19,254,839

Total Bank Debt (Cost $506,697,881)		526,232,935

Corporate Debt Securities (9.74%)
Automobiles (0.01%)
Delco Remy International Inc. Senior Subordinated Notes, 11%, due 5/1/2009	$513,000	123,120	0.01%

Containers, Packaging and Glass (1.86%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$21,656,000	21,656,000	1.67%
Pliant Corp. Notes, 13% PIK, due 7/15/10	$637,286	383,168	0.03%
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09 (Acquired 4/4/06, Amortized Cost $16,144,412) (2), (4), (5), (7)	$16,527,000	2,109,837	0.16%
Total Containers, Packaging and Glass		24,149,005

Diversified/Conglomerate Manufacturing (0.32%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$3,940,000	4,117,300	0.32%

Leisure, Amusement, Motion Pictures and Entertainment (3.46%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07	$55,469,000	44,929,890	3.46%

Printing/Publishing (2.19%)
Phoenix Color Corp. Senior Subordinated Notes, 13%, due 2/1/09	$28,376,000	28,446,940	2.19%

Utilities (0.02%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$879,000	317,539	0.02%

Miscellaneous Securities (1.88%) (6)	$26,254,000	24,436,698	1.88%

Total Corporate Debt Securities (Cost $137,516,219)		126,520,492

Total Debt Securities (Cost $644,214,100)		652,753,427

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (27.04%)
Automobiles (4.87%)
EaglePicher Holdings, Inc. Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (4), (5), (7), (8)	2,561,000	$63,256,700	4.87%

Buildings and Real Estate (3.54%)
Owens Corning, Inc. Common Stock (4)	1,444,778	46,030,627	3.54%

Containers, Packaging and Glass (6.61%)
Pliant Corporation Common Stock (4)	515	515	0.00%
Pliant Corporation 13% PIK Preferred Stock	4,546,000	2,054,337	0.16%
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (4), (5), (7)	18,656,037	-	0.00%
Radnor Holdings Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (4), (5), (7)	70	-	0.00%
Radnor Holdings Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (4), (5), (7)	724	-	0.00%
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (5), (7)	1	-	0.00%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (5), (7)	1	-	0.00%
WinCup, Inc. Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (4), (5), (9)	73,517,938	83,741,062	6.45%
Total Containers, Packaging and Glass		85,795,914

Diversified/Conglomerate Manufacturing (0.91%)
International Wire Group, Inc. Common Stock (2), (4), (5), (7)	637,171	11,787,664	0.91%

Diversified/Conglomerate Service (4.73%)
Online Resources Corp. Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (4), (5), (7)	52,744.807	61,368,583	4.73%

Electronics (0.38%)
TPG Hattrick Holdco, LLC Common Units
(Acquired 4/21/06, Cost $3,829,067) (5)	2,296,747	4,938,006	0.38%

Leisure, Amusement, Motion Pictures and Entertainment (0.01%)
Bally Total Fitness Holdings, Inc. Common Stock
(Acquired 4/3/06, Cost $403,486) (4), (5), (10)	179,327	82,042	0.01%

Telecommunications (3.92%)
Dialogic Corporation, Class A Convertible Preferred Shares
(Acquired 9/28/06, Cost $7,032,638) (2), (4), (5), (7)	7,197,769	9,141,167	0.70%
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $24,613,227) (2), (4), (5), (7)	24,613.227	32,612,526	2.51%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (4), (5), (7)	4,369.871	4,610,214	0.35%
Integra Telecom, Inc. Warrants to purchase various Common and Preferred Stock (Acquired 7/31/06, Cost $907,054) (4), (5)	2,712,204	3,427,553	0.26%
WildBlue Communications, Inc. Non-Voting Warrants
(Acquired 10/23/06, Cost $1,205,976) (4), (5)	2,819,810	1,240,716	0.10%
Total Telecommunications		51,032,176

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Utilities (2.07%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $3,067,334) (4), (5)	17,040	$19,510,800	1.50%
Mach Gen, LLC Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $597,390) (4), (5)	3,236	1,779,800	0.14%
THL Hawkeye Equity Investors, L.P. Interest
(Acquired 7/25/06, Cost $5,626,113) (4), (5)	5,626,113	5,626,113	0.43%
Total Utilities		26,916,713

Total Equity Securities (Cost $297,100,703)		351,208,425

Total Investments in Securities (Cost $941,314,803)		1,003,961,852

Cash and Cash Equivalents (22.70%)
Abbey National of North America Commercial Paper, 5.25%, due 4/2/07	$9,200,000	9,181,217	0.71%
Bear Stearns Commercial Paper, 5.24%, due 4/5/07	$37,500,000	37,314,417	2.87%
Bear Stearns Commercial Paper, 5.24%, due 4/12/07	$17,000,000	16,794,621	1.29%
Bear Stearns Commercial Paper, 5.24%, due 5/25/07	$9,000,000	8,912,230	0.69%
Citigroup Commercial Paper, 5.24%, due 4/9/07	$30,800,000	30,553,429	2.35%
Citigroup Commercial Paper, 5.24%, due 4/26/07	$16,500,000	16,283,850	1.25%
GE Capital Corp. Commercial Paper, 5.23%, due 4/18/07	$42,000,000	41,731,527	3.21%
UBS Finance Commercial Paper, 5.25%, due 4/9/07	$62,000,000	61,584,083	4.74%
Union Bank of California Certificate of Deposit, 5.28%, due 4/2/07	$18,000,000	18,000,000	1.39%
Union Bank of California Certificate of Deposit, 5.29%, due 4/12/07	$2,000,000	2,000,000	0.15%
Union Bank of California Certificate of Deposit, 5.30%, due 4/12/07	$6,500,000	6,500,000	0.50%
Union Bank of California Certificate of Deposit, 5.28%, due 4/12/07	$5,000,000	5,000,000	0.39%
Union Bank of California Certificate of Deposit, 5.30%, due 4/23/07	$24,000,000	24,000,000	1.85%
Union Bank of California Certificate of Deposit, 5.30%, due 5/14/07	$10,000,000	10,000,000	0.77%
Wells Fargo Bank Overnight REPO	$385,018	385,018	0.03%
Cash Held on Account at Various Institutions	$6,578,181	6,578,181	0.51%
Total Cash and Cash Equivalents		294,818,573

Total Cash and Investments in Securities		$1,298,780,425	100.00%

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2007 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

EaglePicher Holdings Inc. Common Stock	$55,368,820	$-	$-	$7,887,880	$63,256,700	$-
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 3/28/12	45,940,727	-	-	3,604,404	49,545,131	1,528,501
Dialogic Corporation, Class A Convertible Preferred Shares	7,053,814	-	-	2,087,353	9,141,167	-
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11	6,954,779	-	-	(163,258)	6,791,521	234,592
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11	30,494,033	-	-	(715,822)	29,778,211	1,028,995
Gores Ent Holdings, Inc. Senior Secured Note, LIBOR + 9.166%, due 2/22/11	27,638,279	-	-	-	27,638,279	1,004,721
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock	33,720,121	-	-	(1,107,595)	32,612,526	-
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock	4,800,959	-	-	(190,745)	4,610,214	-
International Wire Group Senior Secured Notes, 10%, due 10/15/11	4,008,950	-	-	108,350	4,117,300	98,500
International Wire Group, Inc. Common Stock	10,863,766	-	-	923,898	11,787,664	-
Jo-Ann Stores, Inc. Common Stock	49,105,216	-	(49,106,716)	1,500	-	-
Online Resources Corporation Senior Secured Loan, LIBOR + 7%, due 6/26/11	61,271,884	-	(60,972,997)	(298,887)	-	1,047,973
Online Resources Corporation Series A-1 Convertible Preferred Stock	52,744,807	-	-	8,623,776	61,368,583	-
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	-	2,109,837	-
Radnor Holdings Series A Convertible Preferred Stock	-	-	-	-	-	-
Radnor Holdings Common Stock	-	-	-	-	-	-
Radnor Holdings Non-Voting Common Stock	-	-	-	-	-	-
Radnor Holdings Warrants for Common Stock	-	-	-	-	-	-
Radnor Holdings Warrants for Non-Voting Common Stock	-	-	-	-	-	-
WinCup, Inc. Common Stock	87,837,569	-	-	(4,096,507)	83,741,062	-
WinCup, Inc. Promissory Note	-	4,923,000	-	(196,920)	4,726,080	42,393

(3)	Principal amount denominated in Euros. Amortized cost and fair value converted from Euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Miscellaneous Securities is comprised of a certain unrestricted security position that has not previously been publicly disclosed.

(7)	Investment is not a controlling position.

(8)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)	Issuer is majority-owned by the Company.

(10)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On April 3, 2006, the Company owned $40,349,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $41,055,108.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $132,497,635 and $308,797,778, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $941,314,803. Net unrealized appreciation aggregated $59,549,970, of which $101,670,900 related to appreciated investment securities and $42,120,930 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2007 was $835,583,018, or 64.34% of total cash and investments of the Company.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer Date: May 30, 2007

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer Date: May 30, 2007